Appendix I	12 Months Ended
Dec. 31, 2019
Appendix I
Appendix I

APPENDIX I

GRIFOLS, S.A. AND SUBSIDIARIES

Information on Group Companies, Associates and others for the years ended 31 December 2019, 2018 and 2017

		Acquisition /			12/31/2019		12/31/2018		12/31/2017
	Registered	Incorporation			% shares		% shares		% shares
Name	Office	date	Activity	Statutory Activity	Direct	Indirect	Direct	Indirect	Direct	Indirect

Fully Consolidated Companies

Diagnostic Grifols, S.A.	Polígono Levante Calle Can Guasch, s/n 08150 Parets del Vallès (Barcelona) Spain	1987	Industrial	Development and manufacture of diagnostic equipment, instruments and reagents.	—	55.000%	—	100.000%	—	100.000%

Instituto Grifols, S.A.	Polígono Levante Calle Can Guasch, s/n 08150 Parets del Vallès (Barcelona) Spain	1987	Industrial	Plasma fractioning and the manufacture of haemoderivative pharmaceutical products.	99.998%	0.002%	99.998%	0.002%	99.998%	0.002%

Grifols Worldwide Operations Spain, S.A (formerly Logister, S.A.) Merged with Grifols International in 2018	Polígono Levante Calle Can Guasch, s/n 08150 Parets del Vallès (Barcelona) Spain	1987	Services	Manufacture, sale and purchase, commercialisation and distribution of all types of computer products and materials.	—	—	—	—	—	100.000%

Laboratorios Grifols, S.A.	Polígono Levante Calle Can Guasch, s/n 08150 Parets del Vallès (Barcelona) Spain	1989	Industrial	Production of glass- and plastic-packaged parenteral solutions, parenteral and enteral nutrition products and blood extraction equipment and bags.	98.600%	1.400%	98.600%	1.400%	98.600%	1.400%

Biomat, S.A.	Polígono Levante Calle Can Guasch, s/n 08150 Parets del Vallès (Barcelona) Spain	1991	Industrial	Analysis and certification of the quality of plasma used by Instituto Grifols, S.A. It also provides transfusion centres with plasma virus inactivation services (I.P.T.H).	99.900%	0.100%	99.900%	0.100%	99.900%	0.100%

Grifols Engineering, S.A.	Polígono Levante Calle Can Guasch, s/n 08150 Parets del Vallès (Barcelona) Spain	2000	Industrial	Design and development of the Group’s manufacturing installations and part of the equipment and machinery used at these premises. The company also renders engineering services to external companies.	99.950%	0.050%	99.950%	0.050%	99.950%	0.050%

Biomat USA, Inc.	2410 Lillyvale Avenue Los Angeles (California) United States	2002	Industrial	Procuring human plasma.	—	100.000%	—	100.000%	—	100.000%

Grifols Biologicals LLC.	5555 Valley Boulevard Los Angeles (California) United States	2003	Industrial	Plasma fractioning and the production of haemoderivatives.	—	100.000%	—	100.000%	—	100.000%

Grifols Australia Pty Ltd.	Unit 5/80 Fairbank Clayton South Victoria 3149 Australia	2009	Industrial	Distribution of pharmaceutical products and the development and manufacture of reagents for diagnostics.	100.000%	—	100.000%	—	100.000%	—

Medion Grifols Diagnostic AG	Bonnstrasse,9 3186 Dügingen Switzerland	2009	Industrial	Development and manufacturing activities in the area of biotechnology and diagnostics.	—	55.000%	—	100.000%	—	100.000%

Grifols Therapeutics LLC.	4101 Research Commons (Principal Address), 79 T.W. Alexander Drive, Research Triangle Park, North Carolina 277709, United States	2011	Industrial	Plasma fractioning and the production of haemoderivatives.	—	100.000%	—	100.000%	—	100.000%

Talecris Plasma Resources, Inc.	4101 Research Commons (Principal Address), 79 T.W. Alexander Drive, Research Triangle Park, North Carolina 277709, United States	2011	Industrial	Procurement of human plasma.	—	100.000%	—	100.000%	—	100.000%

Grifols Worldwide Operations Limited	Grange Castle Business Park, Grange Castle , Clondalkin, Dublin 22, Ireland	2012	Industrial	Packaging, labelling, storage, distribution, manufacture and development of pharmaceutical products and rendering of financial services to Group companies.	100.000%	—	100.000%	—	100.000%	—

Progenika Biopharma, S.A.	Parque Tecnológico de Vizcaya, Edificio 504 48160 Derio (Vizcaya) Spain	2013	Industrial	Development, production and commercialisation of biotechnological solutions.	91.880%	8.120%	99.998%	—	—	90.230%

Asociación I+D Progenika	Parque Tecnológico de Vizcaya, Edificio 504 48160 Derio (Vizcaya) Spain	2013	Industrial	Coordination, representation, management and promotion of the common interests of associated companies, in addition to contributing to the development, growth and internationalisation of its associates and of the biosciences sector in the Basque Country.	—	—	—	99.998%	—	90.230%

Grifols Diagnostics Solutions Inc (formerly G-C Diagnostics Corp.)	4560 Horton Street 94608 Emeryville, California United States	2013	Industrial	Manufacture and sale of blood testing products	—	55.000%	100.000%	—	100.000%	—

Grifols Worldwide Operations USA Inc.	13111 Temple Avenue, City of Industry, California 91746-1510 Estados Unidos	2014	Industrial	The manufacture, warehousing, and logistical support for biological products.	—	100.000%	—	100.000%	—	100.000%

Grifols Asia Pacific Pte, Ltd	501 Orchard Road nº20-01 238880 Wheelock Place, Singapore	2003	Commercial	Distribution and sale of medical and pharmaceutical products.	100.000%	—	100.000%	—	100.000%	—

Grifols Movaco, S.A.	Polígono Levante Calle Can Guasch, s/n 08150 Parets del Vallès (Barcelona) Spain	1987	Commercial	Distribution and sale of reagents, chemical products and other pharmaceutical specialities, and of medical and surgical materials, equipment and instruments for use by laboratories and health centres.	99.999%	0.001%	99.999%	0.001%	99.999%	0.001%

Grifols Portugal Productos Farmacéuticos e Hospitalares, Lda.	Rua de Sao Sebastiao,2 Zona Industrial Cabra Figa 2635-448 Rio de Mouro Portugal	1988	Commercial	Import, export and commercialisation of pharmaceutical and hospital equipment and products, particularly Grifols products.	0.010%	99.990%	0.010%	99.990%	0.010%	99.990%

Grifols Chile, S.A.	Avda. Americo Vespucio, 2242 Comuna de Conchali Santiago de Chile Chile	1990	Commercial	Development of pharmaceutical businesses, which can involve the import, production, commercialisation and export of related products.	99.000%	—	99.000%	—	99.000%	—

Grifols USA, LLC.	2410 Lillyvale Avenue Los Angeles (California) United States	1990	Commercial	Distribution and marketing of company products.	—	100.000%	—	100.000%	—	100.000%

Grifols Argentina, S.A.	Bartolomé Mitre 3690/3790, CPB1605BUT Munro Partido de Vicente Lopez Argentina	1991	Commercial	Clinical and biological research. Preparation of reagents and therapeutic and diet products. Manufacture and commercialisation of other pharmaceutical specialities.	95.010%	4.990%	95.010%	4.990%	95.010%	4.990%

Grifols s.r.o.	Calle Zitna,2 Prague Czech Republic	1992	Commercial	Purchase, sale and distribution of chemical-pharmaceutical products, including human plasma.	100.000%	—	100.000%	—	100.000%	—

Grifols (Thailand) Ltd	191 Silom Complex Building, 21st Follor, Silom Road, Silom, Bangrak 10500 Bangkok Thailand	2003	Commercial	Import, export and distribution of pharmaceutical products.	—	48.000%	—	48.000%	—	48.000%

Grifols Malaysia Sdn Bhd	Level 18, The Gardens North Tower, Mid Valley City, Lingkaran Syed Putra 59200 Kuala Lumpur Malaysia	2003	Commercial	Distribution and sale of pharmaceutical products.	—	30.000%	—	30.000%	—	30.000%

Grifols International, S.A.	Polígono Levante Calle Can Guasch, s/n 08150 Parets del Vallès (Barcelona) Spain	1997	Commercial	Coordination of the marketing, sales and logistics for all the Group’s subsidiaries operating in other countries.	99.998%	0.002%	99.998%	0.002%	99.998%	0.002%

Grifols Italia S.p.A	Via Carducci, 62d 56010 Ghezzano Pisa, Italy	1997	Commercial	Purchase, sale and distribution of chemical-pharmaceutical products.	100.000%	—	100.000%	—	100.000%	—

Grifols UK Ltd.	Gregory Rowcliffe & Milners, 1 Bedford Row, London WC1R 4BZ United Kingdom	1997	Commercial	Distribution and sale of therapeutic and other pharmaceutical products, especially haemoderivatives.	100.000%	—	100.000%	—	100.000%	—

Grifols Brasil, Lda.	Rua Umuarama, 263 Condominio Portal da Serra Vila Perneta CEP 83.325-000 Pinhais Paraná, Brazil	1998	Commercial	Import and export, preparation, distribution and sale of pharmaceutical and chemical products for laboratory and hospital use, and medical-surgical equipment and instruments.	100.000%	0.000%	100.000%	—	100.000%	—

Grifols France, S.A.R.L.	Arteparc, Rue de la Belle du Canet, Bât. D, Route de la Côte d’Azur, 13590 Meyreuil France	1999	Commercial	Commercialisation of chemical and healthcare products.	99.990%	0.010%	99.990%	0.010%	99.990%	0.010%

Grifols Polska Sp.z.o.o.	Grzybowska 87 street00-844 Warsaw, Poland	2003	Commercial	Distribution and sale of pharmaceutical, cosmetic and other products.	100.000%	—	100.000%	—	100.000%	—

Logística Grifols, S.A. de C.V.	Calle Eugenio Cuzin, nº 909-913 Parque Industrial Belenes Norte 45150 Zapopán Jalisco, Mexico	2008	Commercial	Manufacture and commercialisation of pharmaceutical products for human and veterinary use.	99.990%	0.010%	99.990%	0.010%	99.990%	0.010%

Grifols México, S.A. de C.V.	Calle Eugenio Cuzin, nº 909-913 Parque Industrial Belenes Norte 45150 Zapopán Jalisco, Mexico	1993	Commercial	Production, manufacture, adaptation, conditioning, sale and purchase, commissioning, representation and consignment of all kinds of pharmaceutical products and the acquisition of machinery, equipment, raw materials, tools, movable goods and property for the aforementioned purposes.	99.980%	0.020%	99.980%	0.020%	99.980%	0.020%

Medion Diagnostics GmbH	Lochamer Schlag, 12D 82166 Gräfelfing Germany	2009	Commercial	Distribution and sale of biotechnological and diagnostic products.	—	—	—	100.000%	—	100.000%

Grifols Nordic, AB	Sveavägen 166 11346 Stockholm Sweden	2010	Commercial	Research and development, production and marketing of pharmaceutical products, medical devices and any other asset deriving from the aforementioned activities.	100.000%	—	100.000%	—	100.000%	—

Grifols Colombia, Ltda	Carrera 7 No. 71 52 Torre B piso 9 Bogotá. D.C. Colombia	2010	Commercial	Sale, commercialisation and distribution of medicines, pharmaceutical (including but not limited to haemoderivatives) and hospital products, medical devices, biomedical equipment, laboratory instruments and reagents for diagnosis and/or healthcare software.	99.990%	0.010%	99.990%	0.010%	99.990%	0.010%

Grifols Deutschland GmbH	Lyoner Strasse 15, D- 60528 Frankfurt am Main Germany	2011	Commercial	Procurement of the official permits and necessary approval for the production, commercialisation and distribution of products deriving from blood plasma, as well as the import, export, distribution and sale of reagents and chemical and pharmaceutical products, especially for laboratories and health centres and surgical and medical equipment and instruments.	100.000%	—	100.000%	—	100.000%	—

Grifols Canada, Ltd.	5060 Spectrum Way, Suite 405 (Principal Address) Mississauga, Ontario L4W 5N5 Canada	2011	Commercial	Distribution and sale of biotechnological products.	—	100.000%	—	100.000%	—	100.000%

Grifols Pharmaceutical Technology (Shanghai) Co., Ltd. (formerly Grifols Pharmaceutical Consulting (Shanghai) Co., Ltd.)	Unit 901-902, Tower 2, No. 1539, West Nanjing Rd., Jing’an District, Shanghai 200040 China	2013	Commercial	Pharmaceutical consultancy services (except for diagnosis), technical and logistical consultancy services, business management and marketing consultancy services.	100.000%	—	100.000%	—	100.000%	—

Grifols Switzerland AG	Steinengraben, 5 40003 Basel Switzerland	2013	Commercial	Research, development, import and export and commercialisation of pharmaceutical products, devices and diagnostic instruments.	100.000%	—	100.000%	—	100.000%	—

Grifols (H.K.), Limited	Units 1505-7 BerKshire House, 25 Westlands Road Hong Kong	2014	Commercial	Distribution and sale of diagnostic products.	—	55.000%	—	100.000%	—	100.000%

Grifols Japan K.K.	Hilton Plaza West Office Tower, 19th floor. 2-2, Umeda 2-chome, Kita-ku Osaka-shi Japan	2014	Commercial	Research, development, import and export and commercialisation of pharmaceutical products, devices and diagnostic instruments.	100.000%	—	100.000%	—	100.000%	—

Grifols India Healthcare Private Ltd	Regus Business Centre Pvt.Ltd.,Level15,Dev Corpora, Plot No.463,Nr. Khajana East.Exp.Highway,Thane (W), Mumbai - 400604, Maharashtra India	2014	Commercial	Distribution and sale of pharmaceutical products.	99.984%	0.016%	99.984%	0.016%	99.984%	0.016%

Grifols Diagnostics Equipment Taiwan Limited	8F., No.367, Fuxing N. RD., Songshang Dist., Taipei City 10543, Taiwan	2016	Commercial	Distribution and sale of diagnostic products.	100.000%	—	100.000%	—	100.000%	—

Grifols Viajes, S.A.	Can Guasch, 2 08150 Parets del Vallès Barcelona, Spain	1995	Services	Travel agency exclusively serving Group companies.	99.900%	0.100%	99.900%	0.100%	99.900%	0.100%

Squadron Reinsurance Designated Activity Company (formerly Squadron Reinsurance Ltd.)	The Metropolitan Building, 3rd Fl. James Joyce Street, Dublin Ireland	2003	Services	Reinsurance of Group companies’ insurance policies.	—	100.000%	—	100.000%	—	100.000%

Grifols Shared Services North America, Inc. (formerly Grifols Inc.)	2410 Lillivale Avenue 90032 Los Angeles, California United States	2011	Services	Support services for the collection, manufacture, sale and distribution of plasma derivatives and related products.	100.000%	—	100.000%	—	100.000%	—

Gripdan Invest, S.L	Avenida Diagonal 477 Barcelona, Spain	2015	Services	Rental of industrial buildings	100.000%	—	100.000%	—	100.000%	—

Gri-Cel, S.A. (merged with Instituto Grifols, S.A. in 2019)	Avenida de la Generalitat 152 Sant Cugat del Valles (Barcelona) Spain	2009	Research	Research and development in the field of regenerative medicine, awarding of research grants, subscription to collaboration agreements with entities and participation in projects in the area of regenerative medicine.	—	—	0.001%	99.999%	0.001%	99.999%

Araclon Biotech, S.L.	Paseo de Sagasta, 17 2º izqda. Zaragoza, Spain	2012	Research	Creation and commercialisation of a blood diagnosis kit for the detection of Alzheimer’s and development of effective immunotherapy (vaccine) against this disease.	—	75.100%	—	73.220%	—	73.220%

VCN Bioscience, S.L.	Avenida de la Generalitat 152 Sant Cugat del Valles (Barcelona) Spain	2012	Research	Research and development of therapeutic approaches for tumours for which there is currently no effective treatment.	—	81.340%	—	81.340%	—	81.340%

Grifols Innovation and New Technologies Limited	Grange Castle Business Park, Grange Castle , Clondalkin, Dublin 22, Ireland	2016	Research	Biotechnology research and development	—	100.000%	—	100.000%	—	100.000%

PBS Acquisition Corp. (merged with IBBI in 2019)	2711 Centerville Road Suite 400, Wilmington, Delaware, New Castle County United States	2016	Services	Engage in any lawful act or activity for which corporations may be organized under the DGCL (Delaware Code)	—	—	—	100.000%	—	100.000%

Kiro Grifols S.L (formerly Kiro Robotics S.L)	Polígono Bainuetxe, 5, 2º planta, Aretxabaleta, Guipúzcoa Spain	2014	Research	Development of machines and equipment to automate and control key points of hospital processes, and hospital pharmacy processes.	90.000%	—	90.000%	—	90.000%	—

Chiquito Acquisition Corp.	2711 Centerville Road Suite 400, Wilmington, Delaware, New Castle County, United States	2017	Corporate	Engage in any lawful act or activity for which a corporation may be organized under the General Corporation Law of the State of Delaware, as amended from time to time (the "DGCL").	—	100.000%	—	100.000%	—	100.000%

Aigües Minerals de Vilajuiga, S.A.	Carrer Sant Sebastià, 2, 17493 Vilajuïga, Girona	2017	Industrial	Collection and use of mineral-medicinal waters and obtainment of all necessary administrative concessions for the optimum and widest use of these.	99.990%	0.010%	100.000%	—	—	—

Goetech LLC (D/B/A Medkeeper)	7600 Grandview Avenue, Suite 210, Arvada, CO 80002, United States	2018	Industrial	Development and distribution of web and mobile-based platforms for hospital pharmacies	—	54.760%	—	54.760%	—	—

Interstate Blood Bank, Inc.	5700 Pleasantville Road Memphis, Tennessee United States	2016	Industrial	Procuring human plasma.	—	100.000%	—	—	—	—

Haema, AG	LandsteinerstraBe 1, 04103 Leipzig - Germany	2018	Industrial	Procurement of human plasma.	—	—	—	—	—	—

Biotest Pharmaceutical Corporation	901 Yamato Rd., Suite 101, Boca Raton FL 33431 - USA	2018	Industrial	Procurement of human plasma.	—	—	—	—	—	—

Biotest US Corporation	901 Yamato Rd., Suite 101, Boca Raton FL 33431 - USA	2018	Corporate services	Corporate services for Biotest Pharmaceutical Corporation	—	—	—	—	—	—

APPENDIX I

GRIFOLS, S.A. AND SUBSIDIARIES

Information on Group Companies, Associates and others for the years ended 31 December 2019, 2018 and 2017

		Acquisition /			12/31/2019		12/31/2018		12/31/2017
		Incorporation			% shares		% shares		% shares
Name	Registered Office	date	Activity	Statutory Activity	Direct	Indirect	Direct	Indirect	Direct	Indirect

Equity-accounted investees and others

Aradigm Corporation	3929 Point Eden Way Hayward, California United States	2013	Research	Development and commercialisation of drugs delivered by inhalation for the prevention and treatment of severe respiratory diseases.	—	35.130%	—	35.130%	—	35.130%

TiGenix N.V.	Romeinse straat 12 bus 2, 3001 Leuven, Belgium	2013	Research	Research and development of therapies based on stem cells taken from adipose tissue.	—	—	—	—	—	14.180%

Mecwins, S.L.	Avenida Fernandos Casas Novoa, 37 Santiago de Compostela Spain	2013	Research	Research and production of nanotechnological, biotechnological and chemical solutions.	—	24.990%	—	24.990%	—	8.420%

Alkahest, Inc.	3500 South DuPont Hwy, Dover, County of Kent United States	2015	Research	Development novel plasma-based products for the treatment of cognitive decline in aging and disorders of the central nervous system (CNS).	—	47.580%	—	47.580%	—	47.580%

Albajuna Therapeutics, S.L	Hospital Germans Trias i Pujol, carretera de Canyet, s/n, Badalona Spain	2016	Research	Development and manufacture of therapeutic antibodies against HIV.	—	49.000%	—	30.000%	—	30.000%

Interstate Blood Bank, Inc.	5700 Pleasantville Road Memphis, Tennessee United States	2016	Industrial	Procurement of human plasma.	—	—	—	49.190%	—	49.190%

Bio Blood Components Inc.	5700 Pleasantville Road Memphis, Tennessee United States	2016	Industrial	Procurement of human plasma.	—	—	—	48.972%	—	48.972%

Plasma Biological Services, LLC	5700 Pleasantville Road Memphis, Tennessee United States	2016	Industrial	Procurement of human plasma.	—	—	—	48.900%	—	48.900%

Singulex, Inc.	4041 Forest Park Avenue St. Louis, Missouri United States	2016	Research	Development of the Single Molecule Counting (SMC™) technology for clinical diagnostic and scientific discovery.	—	19.330%	—	19.330%	—	19.330%

Aigües Minerals de Vilajuiga, S.A.	Carrer Sant Sebastià, 2, 17493 Vilajuïga, Girona, Spain	2017	Industrial	Collection and use of mineral-medicinal waters and obtainment of all necessary administrative concessions for the optimum and widest use of these.	—	—	—	—	50.000%	—

Access Biologicals, LLC.	995 Park Center Dr, Vista, CA 92081, USA	2017	Industrial	Manufacture of biological products, including specific sera and plasma-derived reagents, which are used by biotechnology and biopharmaceutical companies for in-vitro diagnostics, cell culture, and research and development in the diagnostic field.	—	49.000%	—	49.000%	—	49.000%

Access Biologicals IC-DISC, Inc.	995 Park Center Dr, Vista, CA 92081, USA	2017	Industrial	Manufacture of biological products, including specific sera and plasma-derived reagents, which are used by biotechnology and biopharmaceutical companies for in-vitro diagnostics, cell culture, and research and development in the diagnostic field.	—	49.000%	—	49.000%	—	49.000%

Access Cell Culture, LLC.	995 Park Center Dr, Vista, CA 92081, USA	2017	Industrial	Manufacture of biological products, including specific sera and plasma-derived reagents, which are used by biotechnology and biopharmaceutical companies for in-vitro diagnostics, cell culture, and research and development in the diagnostic field.	—	49.000%	—	49.000%	—	49.000%

Access Manufacturing, LLC.	995 Park Center Dr, Vista, CA 92081, USA	2017	Industrial	Manufacture of biological products, including specific sera and plasma-derived reagents, which are used by biotechnology and biopharmaceutical companies for in-vitro diagnostics, cell culture, and research and development in the diagnostic field.	—	—	—	49.000%	—	49.000%

Access Plasma, LLC.	995 Park Center Dr, Vista, CA 92081, USA	2017	Industrial	Manufacture of biological products, including specific sera and plasma-derived reagents, which are used by biotechnology and biopharmaceutical companies for in-vitro diagnostics, cell culture, and research and development in the diagnostic field.	—	49.000%	—	49.000%	—	49.000%

GigaGen Inc.	407 Cabot Road South San Francisco, CA 94080, USA	2017	Industrial	Engage in any lawful act or activity for which corporations may be organized under General Corporation Law.	—	43.960%	—	43.960%	—	43.960%

Plasmavita Healthcare GmbH	Colmarer Strasse 22, 60528 Frankfurt am Main - Germany	2018	Industrial	Procurement of human plasma.	—	50.000%	—	50.000%	—	—

Medcom Advance, S.A	Av. Roma, 35 Entresuelo 1, 08018 Barcelona; Spain	2019	Research	Research and development of nanotechnological solutions.	—	45.000%	—	—	—	—

Plasmavita Healthcare II GmbH	Garnisongasse 4/12, 1090 Vienna, Austria	2019	Industrial	Procurement of human plasma.	—	50.000%	—	—	—	—